SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	4.00%	4.00%	5.50%
Maximum [Member]
Expected volatility	59.40%	61.90%	61.50%
Risk-free interest	1.86%	1.78%	1.04%
Expected life	5 years 5 months 5 days	5 years 8 months 1 day	5 years 8 months 12 days
Minimum [Member]
Expected volatility	54.80%	58.90%	56.60%
Risk-free interest	1.48%	0.63%	0.54%
Expected life	4 years 8 months 26 days	4 years 8 months 19 days	4 years 9 months 14 days